Business combinations (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Schedule of interest acquired

Base date	Target Company	Interest acquired (%)
January 2022	Dracares Apoio Marítimo e Portuário Ltda.	51
January 2022	Flyone Serviço Aéreo Especializado, Comércio e Serviço Ltda	51
January 2022	RG Consultoria Técnica Ambiental S.A.	51
February 2022	First Response Inc	100
June 2022	Bioenv Análises e Monitoramento Ambiental Ltda	100
July 2022	CTA Serviços em Meio Ambiente Ltda	100
July 2022	Graham Utility Hydrovac Services	100
July 2022	CK7 Serviços de Manutenção Industrial e Reparos em Geral Ltda	51
August 2022	Ridgeline Canada Inc.	100
November 2022	Witt O´Briens LLC	100
February 2023	Girassol Apoio Marítimo Ltda	80
April 2023	Plimsoll Serviços Ltda	51
April 2023	EKMAN - Serviços Ambientais e Oceanograficos Ltda	60
May 2023	DFA Contracting Ltd	100
September 2023	Solução Ambiental Engenharia, Participações e Negócios Ltda.	51
November 2023	Zenith Maritima Eireli	60
December 2023	Unidroid Robotica Do Brasil Ltda	51
December 2023	1653395 Alberta Ltd ("165 AB")	100
December 2023	Smr Socorro Médico E Resgate Ltda	70
December 2023	Ssmr Saude Ocupacional Ltda. Epp	70
December 2023	Ssr Servicos De Seguranca E Resgate Ltda Epp	70

Schedule of assets and liabilities acquired at fair value
December 31, 2023:

Assets and liabilities acquired at fair value (*)	Girassol	Ekman	Plimsoll	DFA	Solução Ambiental	Zenith	Unidroid	SMR	SSRM	SSR	Alberta Ltd	Total
Current assets
Cash and cash equivalents	1,526	2,924	8,420	9,597	1,953	473	1,020	3,240	793	882	680	31,508
Trade and other receivables	1,501	425	4,664	13,474	9,023	492	—	6,705	1,481	1,153	58,285	97,203
Inventories	50	—	—	—	8,965	—	1,789	912	126	270	6,248	18,360
Other assets	112	7	753	517	5,437	427	234	355	112	1,535	39,705	49,194
Non-Current assets					—						—	—
Other assets	943	—	—	—	103	114	1,501	4,985	548	440	166,887	175,521
Property, Plant and Equipment	3,425	490	1,894	9,096	29,210	1,075	89	7,766	7,138	6,453	28,024	94,660
Intangible assets	25	8	—	—	94	369	—	16	—	11	—	523
Goodwill	—	—	—	—	—	—	—	—	—	—	213,123	213,123
Separately Identified Intangibles	—	—	—	—	—	—	900	—	—	—	—	900
Intangibles - workforce	—	—	—	—	—	—	—	—	—	—	—	—
Added Value of Fixed Assets	—	—	—	2,699	—	—	—	—	—	—	—	2,699

Assets and liabilities acquired at fair value (*)	Girassol	Ekman	Plimsoll	DFA	Solução Ambiental	Zenith	Unidroid	SMR	SSRM	SSR	Alberta Ltd	Total
Current liabilities					—						—	—
Trade and other payables	(122)	—	(1,677)	(1,371)	(1,534)	(59)	(7)	(1,742)	(179)	(218)	(62,309)	(69,218)
Loans and Financing	(47)	—	(525)	—	(6,279)	—	—	(635)	(848)	(1,431)	—	(9,765)
Employee benefits	(950)	(2)	(924)	—	(979)	(396)	—	(4,245)	(1,272)	(749)	30	(9,487)
Current income tax payable	(160)	(290)	(3,283)	—	(2,511)	(134)	—	(2,629)	(594)	(384)	(9,263)	(19,248)
Related parties loans	—	—	—	—	—	—	—	—	—	—	—	—
Other liabilities	(450)	(1,332)	(5,581)	(16)	(17,445)	(20)	(11)	(1,155)	(2)	(143)	(63,898)	(90,053)
Non-current liabilities					—						—	—
Loans and Financing	—	—	—	(1,258)	(4,723)	(229)	—	(370)	—	(4,752)	(7,799)	(19,131)
Other liabilities	(55)	—	—	(11,081)	(99)	(49)	(2,731)	(1,515)	(5)	(2,363)	(73,236)	(91,134)
(-) Deferred taxes on Added Value				(918)	—	—	(306)	—	—	—	—	(1,224)
Attributable to the non-controlling Shareholders of the Company	—	—	—	—	(1,278)	—	—	—	—	—	—	(1,278)
Total identifiable net assets	5,798	2,230	3,741	20,739	19,937	2,063	2,478	11,688	7,298	704	296,477	373,153

Total amount of the consideration transferred	10,345	6,170	29,357	52,084	55,601	1,009	4,500	45,243	6,770	15,766	506,759	733,604
(-) Cash acquired	(1,526)	(2,924)	(8,420)	(9,597)	(1,953)	(473)	(1,020)	(3,240)	(793)	(882)	(680)	(31,508)
(-) Assumed amount of the obligation to pay	(5,173)	(4,134)	(14,679)	(17,166)	(34,286)	(673)	(3,000)	(45,243)	(6,770)	(15,766)	(138,316)	(285,206)
Cash paid, net of cash received	3,646	(888)	6,258	25,321	19,362	(137)	480	(3,240)	(793)	(882)	367,763	416,890

Primary					—		1,500					1,500
Secondary	10,345	6,170	29,357	52,084	55,601	1,009	3,000	45,243	6,770	15,766	138,499	363,844
Non-cash value											368,260	368,260
Total amount of consideration transferred	10,345	6,170	29,357	52,084	55,601	1,009	4,500	45,243	6,770	15,766	506,759	733,604
Primary
Secondary	(5,173)	(4,134)	(14,679)	(17,166)	(34,286)	(673)	(3,000)	(45,243)	(6,770)	(15,766)	(138,316)	(285,206)
Non-cash value											—	—
(-) Assumed value of the obligation to pay	(5,173)	(4,134)	(14,679)	(17,166)	(34,286)	(673)	(3,000)	(45,243)	(6,770)	(15,766)	(138,316)	(285,206)

Determining goodwill (*)
Total amount of the consideration transferred, Net	10,345	6,170	29,357	52,084	55,601	1,009	4,500	45,243	6,770	15,766	506,759	733,604
	—	—	—	—	—	—	—	—	—	—	—	—

Assets and liabilities acquired at fair value (*)	Girassol		Ekman		Plimsoll		DFA	Solução Ambiental		Zenith		Unidroid		SMR		SSRM		SSR		Alberta Ltd	Total
Total amount of identifiable net liabilities	(4,638)		(1,338)		(1,908)		(20,739)	(10,167)		(1,238)		(1,264)		(8,182)		(5,109)		(493)		(296,476)	(351,552)
Goodwill paid resulting from expected future profitability	5,707		4,832		27,449		31,345	45,434		(229)		3,236		37,061		1,661		15,273		210,283	382,052

Date of acquisition	03/21/2023		04/14/2023		04/26/2023		04/27/2023	07/10/2023		10/04/2023		12/20/2023		10/13/2023		10/13/2023		10/13/2023		09/30/2023
Control start month	04/2023		04/2023		04/2023		04/2023	07/2023		10/2023		12/2023		10/2023		10/2023		10/2023		10/2023
Company that acquired control	Ambipar Response Dracares Apoio Marítimo e Portuário Ltda		Ambipar Response Espírito Santo S.A.		Ambipar Tank Cleaning S/A		Ambipar Holding Canadá Inc.	Ambipar Response Espírito Santo S.A.		Ambipar Response Marine S/A		Ambipar Tank Cleaning S/A		Emergência Participações S.A.		Emergência Participações S.A.		Emergência Participações S.A.		Ambipar Response Industrial Services Canada
Acquisition Value	R$	10,345	R$	6,170	R$	29,357	CAD 14,135	R$	55,601	R$	1,009	R$	4,500	R$	45,243	R$	6,770	R$	15,766	CAD 138,755
Percentage acquired	80.0		60.0		51.00		100.0	51.00		60.0		51.00		70.0		70.0		70.0		70.0

(*)    On the acquisition date, although the Company assesses the base date of the initial balance sheet of the acquirees for the purpose of determining the allocation of the purchase price and goodwill (negative goodwill). These acquisitions have an interim report. The goodwill for expected future profitability in 2023 was R$ 382,052 (R$ 508,174 in 2022).
(**)    In 2023, the Company spent R$ 47,131 (R$ 1,090,040 in 2022) on acquisitions of companies, as mentioned in the cash flow statement, in investment activities, from business combinations with third parties.
December 31, 2022:

Assets and liabilities acquired at fair value (a)	First Response	Dracares	Flyone	RG	Analitycal	CTA	Graham	C-Tank	Ridgeline	Witt O’Briens (d)	Total
Current assets
Cash and cash equivalents	—	985	3,125	2,843	889	387	2,172	8,866	—	11,139	30,406
Trade and other receivables	13,223	4,249	2,109	907	824	279	2,048	7,262	51,455	480,964	563,320
Inventories	628	2,012	—	—	—	—	—	722	313	—	3,675
Other Assets	382	10,079	16,854	243	42	42	—	5,539	25,305	3,531	62,017
Non-Current assets
Other Assets	—	3,642	4,190	—	1,000	1,753	3,709	25	361	840	15,520

Permanent
Investments	—	—	—	—	—	—	—	—	—	6,583	6,583
Property, Plant and Equipment	4,275	20,366	36,657	689	149	3,534	414	6,313	3,534	18,844	94,775
Intangible assets	—	—	4	—	—	—	—	47	15,322	183,620	198,993
Separately Identified Intangibles	—	—	6,385	—	—	—	6,514	—	23,822	356,083	392,804
Intangibles - workforce	—	—	—	—	—	—	—	—	—	24,001	24,001
Added Value of Fixed Assets	—	—	16,865	1,351	—	—	116	—	—	—	18,332

Current liabilities
Trade and other payables	(1,257)	(1,243)	(6,306)	(14)	(19)	(476)	(19)	(1,210)	(29,202)	(78,199)	(117,945)
Loans and Financing	—	(1,787)	(6,716)	(224)	(81)	—	(74)	(397)	—	—	(9,279)
Employee benefits	—	(862)	(123)	(79)	(81)	(270)	413	(1,604)	(127)	(63,183)	(65,916)
Current income tax payable	(216)	(1,429)	(7,073)	(60)	(169)	(592)	(392)	(2,264)	—	(1,379)	(13,574)
Related parties loans	—	—	—	—	—	—	—	—	—	—	—
Other liabilities	(1,502)	(10,351)	(1,466)	(2,071)	(144)	(355)	(4,818)	(4)	(1,711)	(9,013)	(31,435)

Non-current liabilities
Loans and Financing	—	(2,439)	(7,724)	—	—	(78)	(330)	(836)	(11,353)	—	(22,760)
Other liabilities	—	(61)	(3,841)	—	—	(29)	227	(351)	(2,247)	(7,167)	(13,469)
(-) Deferred taxes on Added Value	—	—	(7,905)	(459)	—	—	(2,254)	—	(8,099)	(129,229)	(147,946)

Assets and liabilities acquired at fair value (a)	First Response	Dracares	Flyone	RG	Analitycal	CTA	Graham	C-Tank	Ridgeline	Witt O’Briens (d)	Total
Attributable to the non-controlling Shareholders of the Company	—	(3,999)	—	—	—	—	—	—	—	—	(3,999)
Total identifiable net assets at fair value	15,533	19,162	45,035	3,126	2,410	4,195	7,726	22,108	67,373	797,435	984,103

Attributable to the Controlling Shareholders of the Company	15,533	9,773	22,968	1,594	1,229	4,195	7,726	11,275	67,373	797,435	939,101
Attributable to the non-controlling Shareholders of the Company	—	9,389	22,067	1,532	1,181	—	—	10,833	—	—	45,002

Total amount of the consideration transferred	69,223	86,684	50,000	19,905	2,606	24,566	29,668	35,329	134,323	998,451	1,450,755
(-) Cash acquired	—	(985)	(3,125)	(2,843)	(889)	(387)	(2,172)	(8,866)	—	(11,139)	(30,406)
(-) Assumed amount of the obligation to pay	(40,907)	—	(25,000)	(10,000)	(803)	(14,620)	(10,387)	(17,850)	(52,915)	(157,827)	(330,309)
Cash paid; net of cash received (b) (c)	28,316	85,699	21,875	7,062	914	9,559	17,109	8,613	81,408	829,485	1,090,040

Primary	—				1,000						1,000
Secondary	69,223	86,684	50,000	19,905	1,606	24,566	29,668	35,329	134,323	998,451	1,449,755
Total amount of the consideration transferred	69,223	86,684	50,000	19,905	2,606	24,566	29,668	35,329	134,323	998,451	1,450,755

Determining goodwill (a)
Total amount of the consideration transferred, Net	69,223	86,684	50,000	19,905	2,606	24,566	29,668	35,329	134,323	998,451	1,450,755
Added Value	—	(3,480)	—	—	—	—	—	—	—	—	(3,480)
Total Net amount of the identifiable net assets acquired, and the liabilities assumed attributable to the Controlling Shareholders of the Company	(15,533)	(9,773)	(22,968)	(1,594)	(1,229)	(4,195)	(7,726)	(11,275)	(67,373)	(797,435)	(939,101)
Goodwill	53,690	73,431	27,032	18,311	1,377	20,371	21,942	24,054	66,950	201,016	508,174

Date of acquisition	02/01/2022	02/16/2022	03/18/2022	03/18/2022	06/28/2022	07/06/2022	07/11/2022	07/26/2022	08/02/2022	10/24/2022
Company that acquired control	02/2022	01/2022	01/2022	01/2022	06/2022	07/2022	07/2022	07/2022	08/2022	11/2022
Company that acquired control	Ambipar Holding Canadá	Emergência Participações S.A.	Emergência Participações S.A.	Emergência Participações S.A.	Ambipar Response Espírito Santo S.A.	Ambipar Response Espírito Santo S.A.	Ambipar Holding Canadá	Emergência Participações S.A.	Ambipar Holding Canadá	Ambipar Holding USA, INC
Acquisition Value	CAD $ 16,625	R$ 86,684	$50,000	$19,905	$2,606	$24,366	CAD $ 7,200	$35,000	CAD $ 33,000	$184,673
Percentage acquired	100%	51%	51%	51%	51%	100%	100%	51%	100%	100%

(a)    On the acquisition date, even though the Company evaluates the base date of the initial balance sheet of the acquired companies for purposes of determining the allocation of the purchase price and goodwill (discount). These acquisitions have provisional reports. The value of goodwill based on expected future profitability calculated for these acquisitions on December 31, 2022, was in the amount of R$ 508,174
(b)     The acquisitions with control of the investees were carried out in early January 2022 (1Q2022) and in June 2022 (2Q2022), through a binding agreement with the transfer of control of the investees, while negotiating contractual clauses and the complete transfer of resources resulting from the defined payment installments.
(c)    In 2022, the Company spent BRL 1,090,040, on company acquisitions, as mentioned in the cash flow statement, on investment activities, from business combinations.
(d)     The Company has joint control of O'Brien's do Brasil Consultoria em Emergências e Meio Ambiente S.A., with a 50% voting interest, and, pursuant to contractual agreements, unanimous consent is required between all parties to the agreement for all relevant activities. The joint agreement is structured as a limited liability company and entitles the Company and the parties to the agreement to the net assets of the limited liability company. For this reason, this arrangement is classified as a joint venture.

Schedule of acquired companies contributed with the net revenue and profit to the Group's results

	Consolidated		Consolidated
	December 31, 2023		December 31, 2022
	Net Revenue	Profit for the year	Net Revenue	Profit for the year
First Response Inc	—	—	106,978	38,159
Dracares Apoio Marítimo e Portuário Ltda. and MB Transportes Aquaviários Ltda	—	—	61,429	10,479
Flyone Serviço Aéreo Especializado, Comércio e Serviço Ltda	—	—	55,900	2,750
RG Consultoria Técnica Ambiental S.A. and RG Consultoria Técnica Ambiental Brasil Ltda	—	—	9,314	1,596
Ambipar Response Analytical S/A.	—	—	3,021	693
Ambipar Response Fauna e Flora Ltda.	—	—	25,080	(5,775)
Graham Utility Hydrovac Services	—	—	4,209	211
Ambipar Response Tank Cleaning S/A	—	—	60,484	43,059
Ridgeline Canada Inc.	—	—	45,468	6,647
Witt O´Briens LLC	—	—	168,462	18,342
Ambipar Response Marine S/A	12,968	4,263	—	—
Ambipar Response Industrial Services S/A	51,637	4,120	—	—
Ambipar Response Environmental Consulting Offshore	4,955	402	—	—
DFA Contracting Ltd	35,485	3,765	—	—
Solução Ambiental Engenharia, Participações e Negócios Ltda.	—	(2)	—	—
Reconditec Sistemas e Participações Ltda	24,442	6,689	—	—
RMC2 Soluções Ambientais Ltda	7,351	(1,456)	—	—
Zenith Maritima Eireli	823	293	—	—
Unidroid Robotica do Brasi Ltda	—	(160)	—	—
Alberta Ltd	—	(13)	—	—
Bulldog Energy Company	58,536	9,475	—	—
SMR Socorro Médico e Resgate Ltda	18,085	702	—	—
SSMR Saúde Ocupacional Ltda EPP	4,623	287	—	—
SSR Serviços de Segurança e Resgate Ltda EPP	4,233	176	—	—
	223,138	28,541	540,345	116,161

(*) see note 7.6.

Schedule of management estimation on the combined revenue and profit for the year

	December 31, 2023	December 31, 2022
Net Revenue	2,777,354	2,534,127
Profit for years	43,377	317,894

Schedule of shareholders' equity of the acquired companies, attributed to non-controlling companies

	2023
	Value	%
Ambipar Response Marine S/A	1,160	20
Ambipar Response Industrial Services S/A	1,833	49
Ambipar Response Environmental Consulting Offshore	892	40
Solução Ambiental Engenharia, Participações e Negócios Ltda.	30	49
Reconditec Sistemas e Participações Ltda	7,835	49
RMC2 Soluções Ambientais Ltda	1,903	75
Zenith Maritima Eireli	825	40
Unidroid Robotica do Brasi Ltda	922	49
SMR Socorro Médico e Resgate Ltda	3,506	30
SSMR Saúde Ocupacional Ltda EPP	2,190	30
SSR Serviços de Segurança e Resgate Ltda EPP	211	30

Total	21,307

Schedule of payment schedule for obligations due to investment acquisition

Year of maturity	Consolidated
2024	183,825
2025	130,905
2026	35,021
2027	3,000
352,751

Current	183,825
Non-current	168,926